CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.01	$ 0.01
Ordinary shares authorized	100,000,000	100,000,000
Ordinary shares issued	9,894,734	5,382,383
Ordinary shares outstanding	9,894,734	5,382,383